WARRANT LIABILITIES (Narrative) (Details) - USD ($)		1 Months Ended				12 Months Ended
	Jan. 04, 2017	Nov. 29, 2018	Apr. 30, 2017	Apr. 28, 2017	Apr. 21, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019
Derivative [Line Items]
Fair value of warrants						$ 4,323,499	$ 7,256,864	$ 8,215,035
Repurchase of warrant							$ 1,500,000
Series A Warrants [Member]
Derivative [Line Items]
Risk-free interest rate	2.00%					2.46%	2.20%
Expected term	5 years 6 months					3 years	4 years
Expected volatility	110.00%					167.00%	164.00%
Dividend yield	0.00%					0.00%	0.00%
Fair value of warrants	$ 3,038,344					$ 496,000	$ 2,026,000
Series B Warrants [Member]
Derivative [Line Items]
Risk-free interest rate	2.00%					2.50%
Expected term	5 years					3 years 11 months 1 day
Expected volatility	110.00%					155.00%
Dividend yield	0.00%					0.00%
Fair value of warrants	$ 3,038,344					$ 1,201,000
Repurchase of warrant			$ 2,500,000
Loss on repurchase of stock			$ 2,053,975
Change in fair value of derivative liability						$ 1,529,771
Series A1 Warrants [Member]
Derivative [Line Items]
Risk-free interest rate				1.875%	1.875%
Expected term				5 years 6 months	5 years 6 months
Expected volatility				109.00%	109.00%
Dividend yield				0.00%	0.00%	0.00%	0.00%
Fair value of warrants	$ 1,228,000					$ 868,000	$ 2,641,000
Change in fair value of derivative liability						$ (1,774,000)	$ 1,419,000
Series A1 Warrants [Member] | Minimum [Member]
Derivative [Line Items]
Risk-free interest rate						2.73%	2.73%
Expected term						3 years 4 months 18 days	3 years 4 months 18 days
Expected volatility						164.00%	164.00%
Series A1 Warrants [Member] | Maximum [Member]
Derivative [Line Items]
Risk-free interest rate						2.73%	2.73%
Expected term						4 years 4 months 18 days	4 years 4 months 18 days
Expected volatility						167.00%	167.00%
Series A2 Warrants [Member]
Derivative [Line Items]
Risk-free interest rate	2.03%
Expected term	5 years 6 months
Expected volatility	122.00%
Dividend yield	0.00%					0.00%	0.00%
Fair value of warrants	$ 2,856,000					$ 1,446,000	$ 4,615,000
Change in fair value of derivative liability						$ (3,170,000)	$ 1,759,000
Series A2 Warrants [Member] | Minimum [Member]
Derivative [Line Items]
Risk-free interest rate						2.20%	2.20%
Expected term						3 years 10 months 17 days	3 years 10 months 17 days
Expected volatility						158.00%	158.00%
Series A2 Warrants [Member] | Maximum [Member]
Derivative [Line Items]
Risk-free interest rate						2.46%	2.46%
Expected term						4 years 10 months 17 days	4 years 10 months 17 days
Expected volatility						161.00%	161.00%
Series B1 Warrants [Member]
Derivative [Line Items]
Exercise period of warrants		5 years				5 years
Risk-free interest rate	2.90%
Expected term	5 years
Expected volatility	162.00%
Dividend yield	0.00%
Fair value of warrants	$ 3,240,000